Financial risk management and financial instruments - Liquidity risk (Details) R in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2026 ZAR (R)	Apr. 30, 2026 USD ($)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ZAR (R)
Financial risk management and financial instruments
Net debt to EBITDA			1.08		1.5
Covenant level of net debt to EBITDA			3		3
Available facilities			R 92,400
Amount issued			R 18,579		R 471
Rand Bond
Financial risk management and financial instruments
Maturity term			5 years	5 years
Amount issued			R 5,300	$ 300
US Dollar Bond April 2033
Financial risk management and financial instruments
Amount issued	R 12,300	$ 750	R 12,300	$ 750